Significant accounting judgements, estimates and assumptions	12 Months Ended
Dec. 31, 2019
Significant accounting judgements, estimates and assumptions
Significant accounting judgements, estimates and assumptions

3         Significant accounting judgements, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. Accounting estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are recognized prospectively.

Other disclosures relating to the Company’s exposure to risks and uncertainties includes:

•	Capital management – Note 27
•	Financial instruments risk management – Notes 26 and 27
•	Sensitivity analyses disclosures – Note 27

Estimates and assumptions

The key assumptions about the future and other key sources of estimated uncertainty as of the reporting date that include a significant risk of a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances that arise and that are beyond the Company’s control. Such changes are reflected in the assumptions where they occur.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash generating unit (“CGU”) or group of CGU exceeds its recoverable amount, defined as the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on data available from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a discounted cash flow model (“DCF” model). The cash flows are derived from the budget for the next five years and do not include restructuring activities to which the Company has not yet committed or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as to expected future cash-inflows and the growth rate used for extrapolation purposes. The Company determined that its operating segment is the cash generating unit. These estimates are most relevant to goodwill that are recognized by the Company. The key assumptions used to determine the recoverable amount for the different operating segments, including a sensitivity analysis, are disclosed and further explained in Note 14.

Provision for expected credit losses of trade receivables and contract assets

The Company uses a provision matrix to calculate ECLs for trade receivables and contract assets. The provision rates are based on days past due for customer.

The provision matrix is initially based on the Company’s historical observed default rates. The Company calibrates the matrix to adjust the historical credit loss experience with forward-looking information.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Company’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the ECLs on the Company’s trade receivables and contract assets is disclosed in Note 7.

Share-based payment

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. For the measurement of the fair value of equity-settled transactions, the Company uses the Black & Scholes model. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 18b.

Taxes

Deferred tax assets are recognized for deductible temporary differences and unused tax credits from net operating losses carryforward to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies.

The Company has R$ 4,066 (2018: R$ 10,427) of unrecognized unused tax loss carryforwards as of December 31, 2019 related to a subsidiary that has a history of losses. Such unused tax loss carryforwards do not expire and may not be used to offset taxable income of other subsidiaries of the Company. See Note 24.

Fair value measurement of financial instruments

When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the DCF model. The inputs into these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required to estimate fair values. Judgements include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments. See Note 26 for further disclosures.

Contingent consideration, resulting from business combinations, is valued at fair value as of the acquisition date as part of the business combination. When the contingent consideration meets the definition of a financial liability, it is subsequently remeasured at each reporting date. This determination of fair value is based on discounted cash flows. The key assumptions taken into consideration are the probability of meeting each performance target and the discount factor (see Notes 6 and 26 for additional information).

Any contingent consideration is classified as financial instruments from acquisition of interests (see Note 16).